                     SUPPLEMENT DATED DECEMBER 9, 2009 TO

                      PROSPECTUS DATED JULY 20, 2009 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your RetireReady/SM/ One variable annuity prospectus. Please read it and keep it with your prospectus for future reference.

1. Genworth Variable Insurance Trust

The following updates and changes regarding the Genworth Variable Insurance Trust will be made and will be reflected in your prospectus.

    a. Service Shares Designation Added to all Genworth Variable Insurance Trust Portfolios.

       The Genworth Variable Insurance Trust has added the "Service Shares" designation to the Genworth Variable Insurance Trust Portfolios that are available as investment options under your contract. Effective December 9, 2009, any reference in the prospectus to a Genworth Variable Insurance Trust Portfolio is revised, therefore, to include the "Service Shares" designation.

    b. New Investment Objective and Name for the Genworth Legg Mason Western Asset Core Plus Bond Fund.

       The name of the Genworth Legg Mason Western Asset Core Plus Bond Fund will be changed to the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, effective December 9, 2009. Genworth Financial Wealth Management, Inc. will remain the investment adviser to the Portfolio and Goldman Sachs Asset Management, L.P. will become the Portfolio's subadviser. The Portfolio's investment objective will be changed as indicated below.

--------------------------------------------------------------------------------------------------------------------
Subaccount Investing In                Investment Objective                   Adviser and Subadviser
--------------------------------------------------------------------------------------------------------------------
Genworth Goldman Sachs Enhanced Core   The fund's investment objective is to  Genworth Financial Wealth Management,
Bond Index Fund -- Service Shares      seek to outperform the total return    Inc. (subadvised by Goldman Sachs
(formerly, Genworth Legg Mason         performance of the Barclays Capital    Asset Management, L.P.)
Western Asset Core Plus Bond Fund)     Aggregate Bond Index (the "Bond
                                       Index") while maintaining a risk
                                       level commensurate with the Bond
                                       Index.
--------------------------------------------------------------------------------------------------------------------

48928 SUPPB 12/09/09

    c. Four New Genworth Variable Insurance Trust Portfolios Added as Investment Options Under the Contract.

       Effective December 14, 2009, four new Genworth Variable Insurance Trust Portfolios will be available as investment options under the contract. The four new Portfolios are listed below, with each Portfolio's investment objective and investment adviser.

------------------------------------------------------------------------------------------------------------------------
Subaccount Investing In                Investment Objective                   Adviser and Subadviser
------------------------------------------------------------------------------------------------------------------------
Genworth 40/60 Index Allocation        The fund's investment objective is     Genworth Financial Wealth Management, Inc.
Fund -- Service Shares                 long-term capital appreciation and
                                       current income, with a greater
                                       emphasis on income.
------------------------------------------------------------------------------------------------------------------------
Genworth 60/40 Index Allocation        The fund's investment objective is     Genworth Financial Wealth Management, Inc.
Fund -- Service Shares                 long-term capital appreciation and
                                       current income, with a greater
                                       emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------
Genworth Growth Allocation Fund --     The fund's investment objective is     Genworth Financial Wealth Management, Inc.
Service Shares                         long-term capital appreciation and
                                       current income, with a greater
                                       emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------
Genworth Moderate Allocation Fund --   The fund's investment objective is     Genworth Financial Wealth Management, Inc.
Service Shares                         long-term capital appreciation and
                                       current income, with a greater
                                       emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------

       In addition, the section titled, "Information about the Genworth Variable Insurance Trust," which is on page 22 of the prospectus, is replaced in its entirety with the following:

       Information about the Genworth Variable Insurance Trust. The Portfolios of the Genworth Variable Insurance Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM and "Rule 12b-1 fees" and administrative service fees payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, if applicable, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio and also pays administrative service fees at an annual rate of 0.25% of its average daily net assets for certain administrative services relating to the Genworth VIT Portfolio. Through your indirect investment in the Genworth VIT Portfolios, you pay a proportionate share of these expenses and, because GFWM is an affiliate of the Company, the Company may indirectly benefit as a result of management and other fees received by GFWM and its affiliates from a Genworth VIT Portfolio. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

       Four of the Genworth VIT Portfolios, the Genworth 40/60 Index Allocation Fund, the Genworth 60/40 Index Allocation Fund, the Genworth Growth Allocation Fund and the Genworth Moderate Allocation Fund (each an "Allocation Fund" and together the "Allocation Funds"), are "fund of funds." Each Allocation Fund has been structured in a way that contemplates matching the investment exposure of the Allocation Fund to a matching obligation of the Company under the variable annuity contract. As a fund of funds, each Allocation Fund pursues its investment objective by investing primarily in other investment companies, including affiliated open-end mutual funds, unaffiliated open-end mutual funds, which may or may not be registered under the 1940 Act, as amended, and exchange-traded funds ("underlying funds"). The underlying funds may include Institutional Shares of other Genworth VIT Portfolios, whose Service Shares are available under this contract. Because each of the Allocation Funds pursues its goals by investing in underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. An Allocation Fund, as shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds. More information about the Allocation Funds and the underlying funds, including information about the fees and expenses of the Allocation Funds and the underlying funds, can be found in the prospectus for the Allocation Funds.

       In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees and administrative service fees from the Genworth VIT Portfolios and payments for administrative services from GFWM to the Company) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio or the adviser or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.

2. The Asset Allocation Program

    a. Discontinuation of the Asset Allocation Program for Contracts Purchased On or After December 14, 2009.

       The Asset Allocation Program will no longer be available for contracts purchased on or after December 14, 2009. Owners of contracts purchased prior to December 14, 2009, may participate in the Asset Allocation Program and allocate purchase payments and contract value to one of the available Asset Allocation Models.

    b. Periodic Update of Asset Allocation Models Effective Close of Business on February 12, 2010.

       The supplement also serves as notice to owners of contracts purchased prior to December 14, 2009, that, effective close of business on February 12, 2010, the Asset Allocation Models under the Asset Allocation Program available in such contracts will be updated. As discussed in your prospectus, when your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing). Please refer to pages 25 and 26 of the prospectus, under the heading, "Periodic Updates of Asset Allocation Models and Notices of Updates," for more information.

       The section titled "The Models" on pages 28 and 29 of your prospectus, which includes a table with the Asset Allocation Model percentage allocations and Portfolio selections, is replaced with the following three pages. These new pages include a table with the current Asset Allocation Models and a table with the Asset Allocation Models that will be in effect after the close of business on February 12, 2010.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business on February 12, 2010, the Asset Allocation Models will be updated. Tables disclosing the Model percentage allocations and Portfolio selections, before and after the update, are provided in the next two pages. You should review this information carefully before selecting or changing a Model.

    Moderately                                Moderately
   Conservative           Moderate            Aggressive
    Allocation           Allocation           Allocation
   "40/60 Model"        "60/40 Model"        "70/30 Model"
--------------------------------------------------------------
                      Investor Profile
--------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing
to accept a low to   to accept a          to accept a
moderate level of    moderate level of    moderate to high
risk, has a          risk, has a          level of risk, has
moderately short     moderately long      a long term (15 to
term (less than 10   term (10 to 20       20 years)
years) investment    years) investment    investment time
time horizon and is  time horizon and is  horizon and is
looking for an       looking for an       looking for a
investment to keep   investment with the  growth oriented
pace with inflation. opportunity for      investment.
                     long term moderate
                     growth.
--------------------------------------------------------------
                     Investor Objective
--------------------------------------------------------------
Growth and current   Growth of capital    Growth of capital
income. Target       with a low to        but without the
allocation mix is    moderate level of    price swings of an
40% equities and     current income.      all equity
60% fixed income.    Target allocation    portfolio. Target
                     mix is 60% equities  allocation mix is
                     and 40% fixed        70% equities and
                     income.              30% fixed income.
--------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

         Effective through the close of business on February 12, 2010

                                      Portfolios            40/60 Model 60/40 Model 70/30 Model
-----------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares       4%          6%          7%
                             ------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                   4%          6%          7%
-----------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                      3%          5%          6%
                             ------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                      3%          5%          6%
-----------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                              6%          8%          9%
                             ------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares           5%          7%          9%
-----------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                      1%          2%          2%
-----------------------------------------------------------------------------------------------
Mid Cap Value                Genworth VIT Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares                   1%          2%          2%
-----------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares       1%          1%          1%
-----------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares           2%          3%          4%
-----------------------------------------------------------------------------------------------
Foreign Large Cap Growth     AIM V.I. International Growth
                             Fund -- Series II shares            2%          3%          3%
                             ------------------------------------------------------------------
                             Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                             2%          2%          3%
-----------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth VIT Genworth
                             Thornburg International Value
                             Fund -- Service Shares              1%          2%          2%
-----------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                          2%          4%          5%
-----------------------------------------------------------------------------------------------
Foreign Small/Mid Cap        Genworth VIT Genworth Putnam
                             International Capital
                             Opportunities Fund -- Service
                             Shares                              2%          2%          2%
-----------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                           0%          1%          1%
-----------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                      1%          1%          1%
-----------------------------------------------------------------------------------------------

    Total % Equities                                            40%         60%         70%
-----------------------------------------------------------------------------------------------

Fixed Income
-----------------------------------------------------------------------------------------------
Long Duration                PIMCO VIT Long-Term U.S.
                             Government Portfolio --
                             Administrative Class Shares         3%          2%          1%
-----------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares        7%          5%          4%
                             ------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                        8%          5%          4%
-----------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                       24%         16%         13%
-----------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II        12%          8%          6%
-----------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                        3%          2%          1%
-----------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                         3%          2%          1%
-----------------------------------------------------------------------------------------------

    Total % Fixed Income                                        60%         40%         30%
-----------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

          Effective after the close of business on February 12, 2010

                                      Portfolios            40/60 Model 60/40 Model 70/30 Model
-----------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares       2%          3%          3%
                             ------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares       2%          3%          3%
                             ------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                   2%          3%          4%
-----------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                      2%          4%          4%
                             ------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                      2%          3%          4%
-----------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                              8%         12%         13%
                             ------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares           8%         12%         13%
-----------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                      2%          3%          4%
-----------------------------------------------------------------------------------------------
Mid Cap Value                Genworth VIT Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares                   2%          3%          4%
-----------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares       1%          1%          1%
-----------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares           2%          3%          4%
-----------------------------------------------------------------------------------------------
Foreign Large Cap Growth     AIM V.I. International Growth
                             Fund -- Series II shares            1%          2%          3%
                             ------------------------------------------------------------------
                             Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                             1%          1%          1%
-----------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth VIT Genworth
                             Thornburg International Value
                             Fund -- Service Shares              2%          3%          3%
-----------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                          1%          2%          2%
-----------------------------------------------------------------------------------------------
Foreign Small/Mid Cap        Genworth VIT Genworth Putnam
                             International Capital
                             Opportunities Fund -- Service
                             Shares                              1%          1%          1%
-----------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                           1%          1%          2%
-----------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                      0%          0%          1%
-----------------------------------------------------------------------------------------------

    Total % Equities                                            40%         60%         70%
-----------------------------------------------------------------------------------------------

Fixed Income
-----------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares       25%         15%          8%
                             ------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                        6%          6%          6%
-----------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                       20%         10%          5%
-----------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II         5%          5%          5%
-----------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                        2%          2%          3%
-----------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                         2%          2%          3%
-----------------------------------------------------------------------------------------------

    Total % Fixed Income                                        60%         40%         30%
-----------------------------------------------------------------------------------------------

3. Income Protector -- Investment Strategy Update

The current Investment Strategy for Income Protector includes two Designated Subaccounts and three Asset Allocation Models: the 40/60 Model, the 60/40 Model and the 70/30 Model. Under this Investment Strategy, contract owners may allocate assets to either one of the three available Asset Allocation Models or to one or more of the Designated Subaccounts.

Effective December 14, 2009, the Investment Strategy for Income Protector will be updated. Four new subaccounts will be added as Designated Subaccounts to the Investment Strategy for Income Protector. In addition, because the Asset Allocation Program will be discontinued for contracts purchased on or after December 14, 2009, Asset Allocation Models will not be part of the Investment Strategy for contract owners that purchase RetireReady/SM/ One with Income Protector on or after December 14, 2009. For those contract owners, therefore, the Investment Strategy for Income Protector effective December 14, 2009, will include six Designated Subaccounts. For contract owners that purchased RetireReady One/SM/ with Income Protector prior to December 14, 2009, the Investment Strategy for Income Protector effective December 14, 2009, will include six Designated Subaccounts and three Asset Allocation Models (the 40/60 Model, the 60/40 Model and the 70/30 Model) as updated.

As a result of these changes, the third paragraph under the provision titled, "Investment Strategy for Income Protector," on page 47 of your prospectus, is replaced in its entirety with the following:

   For contract owners that purchased the contract with Income Protector prior to December 14, 2009, the current Investment Strategy for Income Protector includes six Designated Subaccounts and three Asset Allocation Models: the 40/60 Model, the 60/40 Model and the 70/30 Model. Under this Investment Strategy, contract owners may allocate purchase payments and Contract Value to either one of the three available Asset Allocation Models or to one or more of the Designated Subaccounts.

   For contract owners that purchased the contract with Income Protector on or after December 14, 2009, the current Investment Strategy for Income Protector includes six Designated Subaccounts. Under this Investment Strategy, contract owners may allocate purchase payments and Contract Value to one or more of the Designated Subaccounts.

In addition, the first paragraph of page 48 of your prospectus, which specifies the Investment Strategy for Income Protector, is replaced in its entirety with the following:

   For contract owners that purchased the contract with Income Protector prior to December 14, 2009, under the current Investment Strategy for Income
   Protector:

   (1) owners may allocate purchase payments and Contract Value to one or more of the following Designated Subaccounts:

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Genworth Variable Insurance Trust -- Genworth 40/60 Index Allocation Fund -- Service Shares;

       Genworth Variable Insurance Trust -- Genworth 60/40 Index Allocation Fund -- Service Shares;

       Genworth Variable Insurance Trust -- Genworth Growth Allocation Fund -- Service Shares; and/or

       Genworth Variable Insurance Trust -- Genworth Moderate Allocation Fund -- Service Shares;

       OR

   (2) owners may allocate purchase payments and Contract Value to one of three Asset Allocation Models: the 40/60 Model, the 60/40 Model or the 70/30 Model.

   For contract owners that purchase the contract with Income Protector on or after December 14, 2009, under the current Investment Strategy for Income
   Protector:

   (1) owners may allocate purchase payments and Contract Value to one or more of the following Designated Subaccounts:

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Genworth Variable Insurance Trust -- Genworth 40/60 Index Allocation Fund -- Service Shares;

       Genworth Variable Insurance Trust -- Genworth 60/40 Index Allocation Fund -- Service Shares;

       Genworth Variable Insurance Trust -- Genworth Growth Allocation Fund -- Service Shares; and/or

       Genworth Variable Insurance Trust -- Genworth Moderate Allocation Fund -- Service Shares.

The prospectus is revised accordingly.